Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) number in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal amount of hedging instrument	110,189	77,388
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal amount of hedging instrument		151
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal amount of hedging instrument	110,189	77,238